Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,292,000
Previously Paid Amount	0.00
Total Fee Amount	316.53
Total Offset Amount	0.00
Net Fee	316.53
Narrative - Max Aggregate Offering Price	$ 2,292,000
Final Prospectus	true